Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Cash and cash equivalents [abstract]
Cash on hand	$ 6,567	$ 220	$ 7,940
Checking accounts and demand deposits	44,565,936	1,490,001	32,329,820
Cash equivalents	15,558,372	520,173	19,180,676
Cash and cash equivalents,total	$ 60,130,875	$ 2,010,394	$ 51,518,436	$ 1,722,449	$ 46,078,066	$ 38,392,524